Cover	Mar. 17, 2023
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A supplements and amends the Original Report to include the financial statements and pro forma financial information required under Item 9.01 of Form 8-K in respect of the Transaction that were previously omitted from the Original Report in reliance on Items 9.01(a)(3) and 9.01(b)(2) of Form 8-K. Other than as described herein, this Amendment No. 1 to Current Report on Form 8-K/A does not amend any other information previously filed in the Original Report, which information is incorporated herein by reference.
Document Period End Date	Mar. 17, 2023
Entity File Number	001-37659
Entity Registrant Name	INTERLINK ELECTRONICS, INC.
Entity Central Index Key	0000828146
Entity Tax Identification Number	77-0056625
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	15707 Rockfield Blvd
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	805
Local Phone Number	484-8855
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	LINK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1 Jenner, Suite 200
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618